Expense Example {- Franklin Templeton SMACS: Series EM} - Franklin Templeton SMACS: Series EM-01 - Franklin Templeton SMACS: Series EM - Franklin Templeton SMACS: Series EM	Oct. 08, 2021 USD ($)
Expense Example:
1 year	none
3 years	$ 73